Share Based Compensation (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands				1 Months Ended			12 Months Ended
	Sep. 02, 2022 $ / shares	Apr. 14, 2022 shares	Dec. 31, 2019	Jan. 31, 2023 shares	Aug. 28, 2022 shares	Oct. 31, 2019 shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 $ / shares	Mar. 31, 2023 shares	Mar. 10, 2023 shares	Feb. 15, 2023 shares	Feb. 07, 2023 shares	Sep. 26, 2022 shares	Sep. 16, 2022 shares	Jul. 05, 2021 shares	Feb. 18, 2021 shares
Share Based Compensation (Details) [Line Items]
Share options purchase (in Shares)							182,593	182,593
Shares (in Shares)					4,700,000
Granted to employees year term							4 years	4 years
Options purchase (in Shares)				4,000,000
Minimum [Member]
Share Based Compensation (Details) [Line Items]
Related option agreements							0 years	0 years	0 years		0 years
Maximum [Member]
Share Based Compensation (Details) [Line Items]
Related option agreements							4 years	4 years	4 years		4 years
Class A Ordinary Shares [Member]
Share Based Compensation (Details) [Line Items]
Share options purchase (in Shares)		2,800,000				1,105,300
Shares issued (in Shares)																			1,885,300
Shares issued (in Shares)							33,171,421	33,171,421									36,729,613	140,000		35,000
Exercise price per share (in Dollars per share) | $ / shares	$ 0.4
Employees [Member]
Share Based Compensation (Details) [Line Items]
Total fair value of the equity awards vested							¥ 8,628	$ 1,251	¥ 17,912		¥ 11,725
Total unrecognized employee share-based compensation expense							¥ 1,512	$ 219
Weighted-average period							1 year 29 days	1 year 29 days
Non Employees [Member]
Share Based Compensation (Details) [Line Items]
Related option agreements			8 years 4 months 24 days
Total fair value of the equity awards vested							¥ 4,955	$ 718	¥ 10,561		¥ 6,037
Subsequent Event [Member]
Share Based Compensation (Details) [Line Items]
Shares issued (in Shares)														13,000,000
Subsequent Event [Member] | Class A Ordinary Shares [Member]
Share Based Compensation (Details) [Line Items]
Shares issued (in Shares)													17,665,702		8,785,530	5,440,420
Two Zero One Nine Plan [Member] | Class A Ordinary Shares [Member]
Share Based Compensation (Details) [Line Items]
Share options purchase (in Shares)							4,517,407	4,517,407	889,614		650,000
Exercise price per share (in Dollars per share) | $ / shares								$ 0		$ 0		$ 3.78
Exercise price per share (in Dollars per share) | $ / shares								$ 0.05		$ 7.56		$ 12
Exercise prices terms year							10 years	10 years	10 years	10 years	10 years	10 years